UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-2033

Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	September 30, 2008

Item 1.           Semi-Annual Reports to Shareholders

Semi-Annual Report

September 30, 2008

(Unaudited)

Treasury & Repo Fund

of The Reserve Fund

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TREASURY & REPO FUND
STATEMENT OF NET ASSETS — SEPTEMBER 30, 2008 (Unaudited)

Cash	100.1%	$3,123,310
Liabilities less Other Assets	(0.1)	(4,431)
Net Assets	100.0%	$3,118,879

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

1,038,952 shares Class Institutional	$1.00
1,040,974 shares Class R	$1.00
1,038,953 shares Class Liquidity Class I	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	0
Level 3 — Significant Unobservable Inputs	0
Total	$0

No Investment as of September 30, 2008.

See notes to financial statements.

TREASURY & REPO FUND
STATEMENT OF OPERATIONS (Unaudited)

Period from May 22, 2008* to September 30, 2008
Interest Income (Note 1)	$48,793
Expenses (Note 2)
Comprehensive management fees:
Class Institutional	451
Class R	2,959
Liquidity Class I	555
Distribution (12b-1) fees:
Class R	741
Total expenses before waiver	4,706
Less: expenses waived (Note 2)	(3,582)
Net Expenses	1,124
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$47,669

*  Inception of operations.

See notes to financial statements.

TREASURY & REPO FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period from May 22, 2008* to September 30, 2008
Increase in Net Assets: From Investment Operations:
Net investment income	$47,669
Distributions to Shareholders From Net Investment Income (Note 1):
Class Institutional	(35,654)
Class R	(6,027)
Liquidity Class I	(5,988)
Total dividends to shareholders	(47,669)
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	602,864,745
Dividends reinvested	47,669
Cost of shares redeemed	(599,793,535)
3,118,879
Net increase (decrease) in net assets	3,118,879
Net Assets:
Beginning of period	—
End of period	$3,118,879

*  Inception of operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the Treasury & Repo Fund, (the "Fund"). The Fund currently offers three classes of shares: Class Institutional, Class R and Liquidity Class I, which commenced operations on May 22, 2008.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures intended to ensure that all repurchase agreements are at least 100% collateralized as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI manages its investments in accordance to its investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of the class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan (defined below), the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the "Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of the Class of shares of the Fund according to the following schedule:

Class Institutional	Liquidity Class I	Class R
0.13%	0.16%	0.81%

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of September 30, 2008, RMCI owned approximately 97% of the Fund.

Distribution Assistance:

The Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R Shares. The rate of distribution expenses is 0.25% per year of average daily net assets. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. During the period ended September 30, 2008, RMCI waived all of its distribution fees of $741 for the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued):

During the period ended September 30, 2008, the RMCI voluntarily waived its comprehensive management fee for the Fund of $3,582. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Funds are also officers of RMCI.

(3)  Composition of Net Assets:

At September 30, 2008, the composition of the Fund's net assets was as follows:

Treasury & Repo Fund
Par Value	$3,119
Additional-Paid-in-Capital	3,115,760
Net Assets	$3,118,879

The tax basis of the Fund's assets is the same as the basis for financial reporting at September 30, 2008. There was no undistributed net investment income for the fund at September 30, 2008.

The income dividends were classified as ordinary income for federal income tax purposes for the periods shown below:

September 30, 2008
Treasury & Repo Fund	$47,669

(4)  Capital Share Transactions:

For the six months ended September 30, 2008, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

Period from May 22, 2008* to September 30, 2008
Class Institutional
TREASURY & REPO FUND
Sold	598,776,802
Reinvested	35,654
Redeemed	(597,773,504)
Net Increase (Decrease)	1,038,952

For the six months ended September 30, 2008, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Period from May 22, 2008* to September 30, 2008	Period from May 22, 2008* to September 30, 2008
	Class R	Liquidity Class I
TREASURY & REPO FUND
Sold	2,054,978	2,032,965
Reinvested	6,027	5,988
Redeemed	(1,020,031)	(1,000,000)
Net Increase (Decrease)	1,040,974	1,038,953

*  Class commenced operations on May 22, 2008.

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

	Class Institutional		Class R		Liquidity Class I
	Period from May 22, 2008* to September 30, 2008		Period from May 22, 2008* to September 30, 2008		Period from May 22, 2008* to September 30, 2008
Net asset value at beginning of year	$1.0000		$1.0000		$1.0000
Net investment income	0.0156		0.0156		0.0156
Dividends from net investment income	(0.0156)		(0.0156)		(0.0156)
Net asset value at end of period	$1.0000		$1.0000		$1.0000
Total Return	1.56%		1.56%		1.56%
Ratios/Supplemental Data
Net assets end of year (millions)	$1.0		$1.0		$1.0
Ratio of expenses to average net assets	0.13	%(a)	1.06	%(a)	0.16	%(a)
Ratio of expenses to average net assets net of fee waivers	0.02	%(a)	0.02	%(a)	0.02	%(a)
Ratio of net investment income to average net assets	1.74	%(a)	1.64	%(a)	1.64	%(a)

*  Inception of Class operations.

(a)  Annualized

(7)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund's financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Subsequent Events:

Currently and until further notice, Treasury & Repo Fund (the "Fund") is not offering any class of shares for purchase, except through dividend reinvestment. Due to recent economic turmoil, the net assets of some of the Reserve Funds have significantly declined resulting from significant redemptions by investors in the Funds.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI, Resrv Partners, Inc., and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions are directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in all of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund, the U.S. Government Fund and the Reserve International Liquidity Fund, Ltd., a private fund managed by RMCI.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund's holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. ("Lehman"), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman prompted the Board of Trustees of the Primary Fund to make a fair value determination of all debt securities issued by Lehman and held by the Primary Fund. The fair valuation of the assets coupled with a marked decline in the Primary Fund's assets due to redemptions after September 15, 2008 resulted in the fund's net asset value falling from $1.00 to $0.97 per share. As a result, significant redemption demands occurred not only in the Primary Fund, but also the U.S. Government Fund. At the same time, the extreme illiquidity of the financial markets and the limited bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests very difficult without selling its assets at substantially diminished prices. Faced with this, the Primary Fund and the U.S. Government Fund obtained relief from the SEC permitting each fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption. As a result, the Primary Fund has not fully paid redemption proceeds to all investors and the U.S. Government Fund has not paid redemption proceeds to all investors that redeemed on September 17 or to any fund investor that redeemed subsequently, in each case with limited exceptions. The Board of Trustees of the Reserve Fund ("Board") has voted to liquidate the assets of the Primary Fund and the U.S. Government Fund. Under relief provided by the SEC, any distributions to shareholders of each of the Primary Fund and the U.S. Government Fund are subject to the supervision of the SEC. Concerning the Primary Fund, the Board has approved and has made an initial distribution of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $26 billion, which represents approximately 50% of the Primary Fund's total assets as of the close of business on September 15, 2008. The Board and RMCI are currently working in conjunction with the SEC to finalize a plan for the total liquidation of the Primary Fund. Under that plan, interim distributions will continue as cash accumulates either through the maturing of portfolio holdings or their sale. Concerning the U.S. Government Fund, the Board and RMCI are currently working with the SEC to develop a plan to distribute the assets of the fund in a fair and equitable manner, but cannot currently estimate when distributions will be made to

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Subsequent Events (Continued):

investors. Pursuant to a stipulation and order entered in Caxton International Limited, et. al. v. Reserve International Liquidity Fund, Ltd., et. al. (filed in Supreme Court of the State of New York, New York County, October 6, 2008), the Reserve International Liquidity Fund, Ltd. will not distribute monies to any of its investors until further direction from the court. If the Reserve International Liquidity Fund, Ltd. develops a plan of distribution of its assets to shareholders, notice must be posted on the Reserve website at least 72 hours in advance of any distributions.

The actions allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund, the U.S. Government Fund, or the Reserve International Liquidity Fund, Ltd., as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the Reserve International Liquidity, Ltd. and the Fund.

(9)  Additional Information:

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accounting agent.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at April 1, 2008 and held for the entire period ending September 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Class Institutional
Actual**	$1,000.00	$1,015.60	$0.65
Hypothetical**	$1,000.00	$1,024.76	$0.65

*  Expenses are equal to the Fund's annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**  The actual calculations are based on 132 days [May 22, 2008 (Fund's inception) to September 30, 2008]. The hypothetical calculations are based on 182 days (April, 1, 2008 to September 30, 2008).

Class R
Actual**	$1,000.00	$1,015.60	$0.65
Hypothetical**	$1,000.00	$1,024.20	$0.65

*  Expenses are equal to the Fund's annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**  The actual calculations are based on 132 days [May 22, 2008 (Fund's inception) to September 30, 2008]. The hypothetical calculations are based on 182 days (April, 1, 2008 to September 30, 2008).

	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Liquidity Class I
Actual**	$1,000.00	$1,015.60	$0.65
Hypothetical**	$1,000.00	$1,024.76	$0.65

*  Expenses are equal to the Fund's annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**  The actual calculations are based on 132 days [May 22, 2008 (Fund's inception) to September 30, 2008]. The hypothetical calculations are based on 182 days (April, 1, 2008 to September 30, 2008).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RF-TR/SEMI-ANNUAL 9/08

Item 2.           Code of Ethics.

Not applicable to semi-annual reports.

Item 3.           Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.           Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.           Audit Committee of Listed Registrants.

Not applicable.

Item 6.           Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                  Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                  Certification of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certification of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Short-Term Investment Trust

Date:  December 8, 2008

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  December 8, 2008

By:	/s/ Arthur Bent III
Name: Arthur Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 8, 2008

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  December 8, 2008

By:	/s/ Arthur Bent III
Name: Arthur Bent III
Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  December 8, 2008

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer (Principal Financial Officer)